Consolidated Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000		5,000,000
Preference shares, shares issued		0		0
Preference shares, shares outstanding		0		0
Class A Ordinary Shares
Ordinary shares subject to possible redemption	18,400,000	18,400,000		18,400,000
Ordinary shares subject to possible redemption per share (in Dollars per share)	$ 10.68	$ 10.46		$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	509,000	509,000		0
Ordinary shares, shares outstanding	509,000	509,000		0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, shares authorized	50,000,000	50,000,000	[1]	50,000,000	[1]
Ordinary shares, shares issued	4,600,000	4,600,000	[1]	4,600,000	[1]
Ordinary shares, shares outstanding	4,600,000	4,600,000	[1]	4,600,000	[1]

[1]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.